Consolidated Statements of Changes in Shareholders' (Deficit) Equity - USD ($) $ in Thousands	Total	Common stock	Additional paid-in capital	Other reserves	Accumulated other comprehensive income / (loss)	Accumulated losses	Treasury Stock
Beginning balance (in shares) at Dec. 31, 2020		70,099,000
Beginning balance at Dec. 31, 2020	$ 93,730	$ 265,698	$ 379,780	$ (728)	$ (12,580)	$ (470,173)	$ (68,267)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	12,338		12,338
Foreign currency translation adjustment	$ (5,485)				(5,485)
Exercise of stock-based awards (in shares)	145,485	1,147,000
Exercise of stock-based awards	$ 1,522	$ 14,234	(12,712)
Net loss for the year	(104,628)					(104,628)
Accretion of Series A non-convertible preferred shares	(10,600)		(10,600)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(15,251)		(15,251)
Accretion of redeemable non-controlling interest	(1,355)		(1,355)
Accrual of dividends of Series B convertible preferred shares	(2,000)		(2,000)
Ending balance (in shares) at Dec. 31, 2021		71,246,000
Ending balance at Dec. 31, 2021	(31,729)	$ 279,932	350,200	(728)	(18,065)	(574,801)	(68,267)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	7,292		7,292
Foreign currency translation adjustment	$ 1,973				1,973
Exercise of stock-based awards (in shares)	48,172	1,070,000
Exercise of stock-based awards	$ 367	$ 7,621	(7,254)
Net loss for the year	(68,521)					(68,521)
Treasury Stock	(10,000)						(10,000)
Accretion of Series A non-convertible preferred shares	(11,884)		(11,884)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(15,375)		(15,375)
Accretion of redeemable non-controlling interest	(473)		(473)
Accrual of dividends of Series B convertible preferred shares	(2,000)		(2,000)
Redemption of non-controlling interest	3,200		3,200
Ending balance (in shares) at Dec. 31, 2022		72,316,000
Ending balance at Dec. 31, 2022	(127,150)	$ 287,553	323,706	(728)	(16,092)	(643,322)	(78,267)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	3,454		3,454
Foreign currency translation adjustment	$ 4,434				4,434
Exercise of stock-based awards (in shares)	3,827	592,000
Exercise of stock-based awards	$ 27	$ 4,673	(4,646)
Net loss for the year	24,490					24,490
Accretion of Series A non-convertible preferred shares	(13,324)		(13,324)
Accrual of cumulative dividends of Series A non-convertible preferred shares	(15,750)		(15,750)
Accrual of dividends of Series B convertible preferred shares	(2,000)		(2,000)
Ending balance at Dec. 31, 2023	$ (125,819)	$ 292,226	$ 291,440	$ (728)	$ (11,658)	$ (618,832)	$ (78,267)